[LOGO] STANDISH FUNDS(R)

                              Standish Small Cap
Financial Report              Growth Fund
--------------------------------------------------------------------------------
Six Months Ended
March 31, 2000
(Unaudited)

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Small Cap Growth Portfolio
    ("Portfolio"), at value (Note 1A)                                 $183,019,073
  Receivable for Fund shares sold                                          324,923
  Prepaid expenses                                                          12,990
                                                                      ------------
    Total assets                                                       183,356,986

LIABILITIES
  Payable for Fund shares redeemed                       $ 1,411,729
  Accrued accounting, custody and transfer agent fees          5,895
  Accrued trustees' fees and expenses (Note 2)                 1,000
  Accrued expenses and other liabilities                      12,527
                                                         -----------
    Total liabilities                                                    1,431,151
                                                                      ------------
NET ASSETS                                                            $181,925,835
                                                                      ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                     $127,266,444
  Accumulated net realized gain                                         44,681,974
  Accumulated net investment loss                                         (356,396)
  Net unrealized appreciation                                           10,333,813
                                                                      ------------
TOTAL NET ASSETS                                                      $181,925,835
                                                                      ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                2,602,581
                                                                      ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                     $      69.90
                                                                      ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                           $   134,864
  Dividend income allocated from Portfolio                                 9,673
  Expenses allocated from Portfolio                                     (459,220)
                                                                     -----------
    Net investment income allocated from Portfolio                      (314,683)

EXPENSES
  Accounting, custody, and transfer agent fees           $   15,301
  Registration fees                                          11,945
  Legal and audit services                                    9,315
  Trustees' fees and expenses (Note 2)                        2,000
  Insurance expense                                             170
  Miscellaneous                                               2,982
                                                         ----------
    Total expenses                                                        41,713
                                                                     -----------
      Net investment loss                                               (356,396)
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain allocated from Portfolio on:
    Investment security transactions                     44,818,821
    Financial futures contracts                             474,268
                                                         ----------
      Net realized gain                                               45,293,089
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                 3,767,194
                                                         ----------
      Net change in unrealized appreciation
        (depreciation)                                                 3,767,194
                                                                     -----------
    Net realized and unrealized gain on investments                   49,060,283
                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $48,703,887
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2000       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 1999
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment loss                                      $   (356,396)      $  (211,094)
  Net realized gain                                          45,293,089         5,339,363
  Net change in unrealized appreciation (depreciation)        3,767,194         7,689,250
                                                           ------------       -----------
  Net increase in net assets from investment operations      48,703,887        12,817,519
                                                           ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net realized gains on investments                     (5,354,756)               --
                                                           ------------       -----------
  Total distributions to shareholders                        (5,354,756)               --
                                                           ------------       -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                          105,169,275        25,975,745
  Value of shares issued to shareholders in payment of
    distributions declared                                    5,227,939                --
  Cost of shares redeemed                                   (15,851,232)       (6,706,525)
                                                           ------------       -----------
  Net increase in net assets from Fund share
    transactions                                             94,545,982        19,269,220
                                                           ------------       -----------
TOTAL INCREASE IN NET ASSETS                                137,895,113        32,086,739

NET ASSETS
  At beginning of period                                     44,030,722        11,943,983
                                                           ------------       -----------
  At end of period (including accumulated net
    investment loss of $356,396 and $0, respectively)      $181,925,835       $44,030,722
                                                           ============       ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                          FOR THE PERIOD
                                              ENDED            YEAR ENDED        NINE MONTHS   DECEMBER 23, 1996
                                            MARCH 31,        SEPTEMBER 30,          ENDED      (COMMENCEMENT OF
                                               2000       --------------------  SEPTEMBER 30,   OPERATIONS) TO
                                          (UNAUDITED)(1)   1999(1)    1998(1)       1997       DECEMBER 31, 1996
                                          --------------  ---------  ---------  -------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  38.28      $ 22.22    $ 29.12      $20.39           $20.00
                                             --------      -------    -------      ------           ------
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)*                 (0.21)       (0.24)     (0.07)       0.03               --
  Net realized and unrealized gain
    (loss) on investments                       35.63        16.30      (5.01)       8.71             0.39
                                             --------      -------    -------      ------           ------
Total from investment operations                35.42        16.06      (5.08)       8.74             0.39
                                             --------      -------    -------      ------           ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                       --           --      (0.04)      (0.01)              --
  From net realized gain on investments         (3.80)          --      (0.54)         --               --
  In excess of net realized gain on
    investments                                    --           --      (1.24)         --               --
                                             --------      -------    -------      ------           ------
Total distributions to shareholders             (3.80)          --      (1.82)      (0.01)              --
                                             --------      -------    -------      ------           ------
NET ASSET VALUE, END OF PERIOD               $  69.90      $ 38.28    $ 22.22      $29.12           $20.39
                                             ========      =======    =======      ======           ======
TOTAL RETURN+++                                 96.97%++     72.14%    (17.84)%     42.94%++          --(2)

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(3)                                  0.91%+       1.00%      0.58%       -- +             --(2)
  Net Investment Income (loss) (to
    average daily net assets)*                  (0.65)%+     (0.73)%    (0.25)%      0.49%+           --(2)
  Net Assets, End of Period (000's
    omitted)                                 $181,926      $44,031    $11,944      $6,314           $  484

-----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share             $     --      $ (0.30)   $ (0.42)     $(0.25)            --(2)
Ratios (to average daily net assets):
  Expenses(3)                                     --         1.18%      1.94%       3.56%+           --(2)
  Net investment loss                             --        (0.91)%    (1.61)%     (3.07)%+          --(2)

+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in absence of expense waiver.
(1)  Calculated based on average shares outstanding.
(2)  Amounts are not meaningful due to the short period of operations.
(3) Includes the Fund's share of the Standish Small Cap Growth Portfolio's (formerly the Standish Small Capitalization Equity Portfolio II) allocated expenses.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Cap Growth Fund (formerly, Standish Small Capitalization Equity Fund II) (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest in Standish Small Cap Growth Portfolio (formerly, Standish Small Capitalization Equity Portfolio II) (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at March 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund currently offers two different classes of shares: Institutional Class and Service Class. The Service Class of shares are subject to a service fee of up to 0.25% of the average daily net assets of that class of shares. At March 31, 2000, there were no Service Class of shares outstanding.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

      C. FEDERAL TAXES

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      D. OTHER

      All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

      E. DISTRIBUTIONS TO SHAREHOLDERS

      The fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Distributions to shareholders are recorded on ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH SMALL CAP GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), litigation proceeds, market discount, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

(2)   INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer, & Wood, Inc. ("SA&W") for such services. See
      Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Trust pays no compensation directly to its trustees who are affiliated with the SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(3)   INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2000 aggregated $104,956,743 and $14,615,202, respectively.

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                               SIX MONTHS ENDED
                                                                MARCH 31, 2000       YEAR ENDED
                                                                 (UNAUDITED)     SEPTEMBER 30, 1999
                                                               ----------------  ------------------
      Shares sold                                                  1,563,038           801,425
      Shares issued to shareholders in payment of
        distributions declared                                       107,882                --
      Shares redeemed                                               (218,503)         (188,863)
                                                                   ---------          --------
      Net increase                                                 1,452,417           612,562
                                                                   =========          ========

      At March 31, 2000, two shareholders held of record approximately 39% and 11% of the total outstanding shares of the Fund.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
EQUITIES -- 95.5%

CAPITAL GOODS -- 4.0%
EGL, Inc.*                                               203,500  $  4,756,812
Expeditors International Wash, Inc.                       64,300     2,555,925
                                                                  ------------
                                                                     7,312,737
                                                                  ------------
EARLY CYCLICAL -- 0.6%
Ryanair Holdings PLC ADR*                                 25,800     1,183,575
                                                                  ------------
ENERGY -- 2.0%
Cal Dive International, Inc.*                             48,500     2,461,375
Dril-Quip*                                                24,400     1,149,850
                                                                  ------------
                                                                     3,611,225
                                                                  ------------
FINANCIAL -- 1.7%
Costar Group, Inc.*                                       84,500     3,115,937
                                                                  ------------
GROWTH CYCLICAL -- 1.9%
Cinar Corp.*                                              24,100       168,700
Williams-Sonoma, Inc.*                                   109,100     3,382,100
                                                                  ------------
                                                                     3,550,800
                                                                  ------------
HEALTH CARE -- 13.7%
Aclara Biosciences, Inc.                                  60,200     2,374,137
Alexion Pharmaceuticals, Inc.*                            38,800     2,706,300
Alkermes, Inc.*                                           16,300     1,507,750
Antigenics, Inc.*                                         60,600     1,234,725
CV Therapeutics, Inc.                                     40,900     2,052,669
Cephalon, Inc.*                                           59,800     2,242,500
Genzyme-Molecular Oncology                                78,200     1,182,775
Inhale Therapeutic Systems, Inc.*                         34,500     2,570,250
Neose Technologies, Inc.                                  45,400     1,461,312
Transkaryotic Therapies, Inc.*                            26,800     1,490,750
Triangle Pharmaceuticals, Inc.*                           40,500       637,875
United Therapeutics*                                      24,100     1,873,775
Vical, Inc.*                                              57,500     1,926,250
ViroPharma, Inc.                                          29,600     1,814,850
                                                                  ------------
                                                                    25,075,918
                                                                  ------------
SERVICES -- 31.8%
Breakaway Solutions, Inc.*                                19,200       873,600
C-Net, Inc.                                               36,100     1,829,819
Complete Business Solutions, Inc.                         58,200     1,302,225
Corporate Executive Board Co.*                            27,300     1,385,475
Data Return Corp.*                                        25,100       923,994
Devry, Inc.*                                              90,800     2,769,400
Diamond Tech Partners, Inc.                               18,600     1,222,950
Digex, Inc.*                                              15,700     1,741,719
Digital River, Inc.*                                      73,400     1,578,100

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
SERVICES (CONTINUED)
Entercom Communications Corp.*                            43,600  $  2,223,600
Futurelink Corp.*                                         54,200     1,361,775
Getty Images, Inc.*                                       46,000     1,653,125
Globix Corp.*                                             42,200     1,608,875
ISS Group, Inc.                                           27,900     3,250,350
Inforte Corp.                                             34,600     1,695,400
Interliant, Inc.*                                         40,900     1,155,425
Internet Commerce Corp., Class A*                         22,700     1,072,575
Media Metrix, Inc.*                                       40,300     1,692,600
Pinnacle Holdings, Inc.*                                  61,300     3,386,825
Proxicom, Inc.                                            57,600     2,552,400
QRS Corp.                                                 17,400     1,309,350
Radio One, Inc.*                                          25,600     1,705,600
Radio Unica Corp.                                         42,300       499,669
Rare Medium Group, Inc.*                                  31,800     1,403,175
S1 Corp.                                                  15,300     1,311,019
SBS Broadcasting SA*                                      21,900     1,346,850
SmartForce PLC ADR*                                       61,700     2,830,487
Sportsline USA, Inc.*                                     75,100     2,210,756
Stamps.com, Inc.*                                         61,700     1,191,581
USinternetworking, Inc.                                   35,400     1,371,750
Westwood One, Inc.*                                       83,600     3,030,500
Xcelera.com, Inc.                                         11,900     1,904,000
eMerge Interactive, Inc., Class A*                        52,000     1,566,500
iGATE Capital Corp.*                                      27,800     1,254,475
                                                                  ------------
                                                                    58,215,944
                                                                  ------------
TECHNOLOGY -- 39.8%
ATMI, Inc.*                                              110,700     5,285,925
Adaptive Broadband Corp.*                                 22,000     1,177,000
Aspen Technologies, Inc.*                                 45,600     1,841,100
Bottomline Technologies, Inc.*                            45,000     1,639,687
Burr - Brown Corp.*                                       82,300     4,475,063
Clarus Corp.*                                             13,800       974,625
Cree Research, Inc.*                                       9,500     1,072,313
Datastream Systems, Inc.*                                 47,000     1,363,000
Digimarc Corp.                                            26,000     1,144,000
Diversenet Corp.                                          64,800     1,158,300
Emulex Corp.*                                             12,400     1,353,150
Entrust Technologies, Inc.*                               19,400     1,650,515
Exar Corp.*                                               55,400     3,964,563
GSI Lumonics, Inc.*                                       78,000     1,335,750
Gadzoox Networks, Inc.*                                   55,700     2,670,119
Globespan, Inc.*                                          26,800     2,731,925
Great Plains Software, Inc.*                              35,000     1,868,125
HNC Software, Inc.*                                       25,100     1,808,769
McAfee.com Corp.*                                         39,300     2,031,319
PRI Automation, Inc.*                                     42,600     2,603,925
Pericom Semiconductor Corp.*                              56,400     2,012,775
Photronics, Inc.*                                        133,700     4,721,281

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO
              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 VALUE
SECURITY                                                 SHARES                (NOTE 1A)
--------------------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Quicklogic Corp.*                                         53,500             $   1,812,313
Sanchez Computer Associates, Inc.                         59,400                 2,086,425
Semtech Corp.*                                            65,800                 4,215,313
SmartDisk Corp.*                                          22,200                   588,300
TSI International Software Ltd.*                          38,000                 3,156,375
TenFold Corp.                                             31,300                 1,893,650
Tricord Systems, Inc.                                    104,900                 1,003,106
Varian Semiconductor Equipment Associates, Inc.*          29,600                 1,883,300
Veeco Instruments, Inc.*                                  47,200                 3,492,800
Visual Networks, Inc.*                                    34,900                 1,980,575
Watchguard Technologies, Inc.*                            20,400                 1,836,000
                                                                             -------------
                                                                                72,831,386
                                                                             -------------
TOTAL EQUITIES (COST $164,563,257)                                             174,897,522
                                                                             -------------

                                                                     PAR
                                  RATE           MATURITY           VALUE
                                 -------       -----------         --------
SHORT-TERM INVESTMENTS -- 5.0%
U.S. GOVERNMENT AGENCY -- 0.1%
FNMA Discount Note=/=              6.698%       06/08/2000         $250,000         246,882
                                                                             --------------
REPURCHASE AGREEMENTS -- 4.9%
Morgan Stanley Repurchase Agreement, dated 3/31/00,
due 4/03/00, with a maturity value of $8,880,884 and
effective yield of 5.30%, collateralized by a U.S.
Government Agency Obligation with a rate of 8.00%, a
maturity date of 03/01/30 and aggregate market value
of $9,054,503.                                                                   8,876,964
                                                                             -------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,124,192)                                   9,123,846
                                                                             -------------

TOTAL INVESTMENTS -- 100.5% (COST $173,687,449)                              $ 184,021,368
OTHER ASSETS, LESS LIABILITIES -- (0.5%)                                        (1,001,940)
                                                                             -------------
NET ASSETS -- 100.0%                                                         $ 183,019,428
                                                                             =============

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
*    Non-income producing security.
=/=  Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $173,687,449)                                                       $184,021,368
  Cash                                                                     4,406,088
  Receivable for investments sold                                          7,473,787
  Interest and dividends receivable                                           17,049
  Deferred organization costs (Note 1E)                                        8,212
  Prepaid expenses                                                               419
                                                                        ------------
    Total assets                                                         195,926,923

LIABILITIES
  Payable for investments purchased                      $  12,873,077
  Accrued accounting and custody fees                           19,057
  Accrued trustees' fees and expenses (Note 2)                   1,950
  Accrued expenses and other liabilities                        13,411
                                                         -------------
    Total liabilities                                                     12,907,495
                                                                        ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                            $183,019,428
                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income                                                    $   134,865
  Dividend income                                                          9,673
                                                                     -----------
    Total income                                                         144,538

EXPENSES
  Investment advisory fee (Note 2)                       $  390,671
  Accounting and custody fees                                49,337
  Legal and audit services                                   11,825
  Trustees' fees and expenses (Note 2)                        2,775
  Amortization of organization expenses (Note 1E)             2,374
  Insurance expense                                           1,537
  Miscellaneous                                                 702
                                                         ----------
    Total expenses                                                       459,221
                                                                     -----------
      Net investment loss                                               (314,683)
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain
    Investment security transactions                     44,818,934
    Financial futures contracts                             474,269
                                                         ----------
      Net realized gain                                               45,293,203
  Change in unrealized appreciation (depreciation)
    Investment securities                                 3,767,252
                                                         ----------
      Net change in unrealized appreciation
        (depreciation)                                                 3,767,252
                                                                     -----------
    Net realized and unrealized gain                                  49,060,455
                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $48,745,772
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2000       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 1999
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment loss                                      $   (314,683)      $  (195,382)
  Net realized gain                                          45,293,203         5,339,392
  Net change in unrealized appreciation (depreciation)        3,767,252         7,689,299
                                                           ------------       -----------
  Net increase in net assets from investment operations      48,745,772        12,833,309
                                                           ------------       -----------
CAPITAL TRANSACTIONS
  Contributions                                             104,956,743        25,892,217
  Withdrawals                                               (14,615,202)       (6,716,319)
                                                           ------------       -----------
  Net increase in net assets from capital transactions       90,341,541        19,175,898
                                                           ------------       -----------
TOTAL INCREASE IN NET ASSETS                                139,087,313        32,009,207

NET ASSETS
  At beginning of period                                     43,932,115        11,922,908
                                                           ------------       -----------
  At end of period                                         $183,019,428       $43,932,115
                                                           ============       ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                               SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                                                                                FOR THE PERIOD
                                            SIX MONTHS         YEAR ENDED        NINE MONTHS   DECEMBER 23, 1996
                                              ENDED          SEPTEMBER 30,          ENDED      (COMMENCEMENT OF
                                          MARCH 31, 2000  --------------------  SEPTEMBER 30,   OPERATIONS) TO
                                           (UNAUDITED)      1999       1998         1997       DECEMBER 31, 1996
                                          --------------  ---------  ---------  -------------  -----------------
RATIOS:
  Expenses (to average daily net
    assets)*                                     0.84%+       0.95%      0.58%         --+             --(1)
  Net Investment Income (Loss) (to
    average daily net assets)*                  (0.57)%+     (0.67)%    (0.25)%      0.50%+            --(1)
  Portfolio Turnover                              135%         242%       147%        122%             --
  Net Assets, End of Period (000's
    omitted)                                 $183,019      $43,932    $11,923      $6,296            $484

-----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                         --            --       1.39%      4.33%+            --(1)
  Net investment loss                              --            --      (1.06)%     (3.84)%+          --(1)

+    Computed on an annualized basis.
(1)  Amounts are not meaningful due to the short period of operations.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Cap Growth Portfolio (formerly Standish Small Capitalization Equity Portfolio II) (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At March 31, 2000, there was one Fund, Standish Small Cap Growth Fund (formerly Standish Small Capitalization Equity Fund II) (the "Fund") invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at March 31, 2000 was approximately 100%.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      E. DEFERRED ORGANIZATIONAL EXPENSES

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis, through December 2001.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets. Prior to January 28, 2000, the Fund paid an investment advisory fee monthly at an annual rate of 0.60% of the Portfolios average net assets. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations for the six months ended March 31, 2000 were as follows:

                                                                PURCHASES       SALES
                                                               ------------  ------------
      U.S. Government Securities                               $         --  $         --
                                                               ============  ============
      Investments (non-U.S.Government Securities)              $215,920,790  $136,672,986
                                                               ============  ============

(4)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2000, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                                $ 173,687,449
                                                                    =============
      Gross unrealized appreciation                                    26,757,989
      Gross unrealized depreciation                                   (16,424,070)
                                                                    -------------
      Net unrealized appreciation                                   $  10,333,919
                                                                    =============

(5)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH SMALL CAP GROWTH PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      The Portfolio entered into no such transactions during the six months ended March 31, 2000.

      FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      The Portfolio had no open financial futures contracts at March 31, 2000.

(6)   LINE OF CREDIT:

      The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Standish, Ayer & Wood Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $25 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2000 expense related to the commitment fee was $714 for the Portfolio.

      During the six months ended March 31, 2000, the Portfolio had no borrowings under the credit facility.

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